Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 249,258	$ 35,107	¥ 277,168
Restricted cash (including amounts of the consolidated VIE of RMB55,458 and RMB 42,307 as of December 31, 2022 and 2023, respectively)	42,307	5,959	98,917
Short-term investments	8,879	1,251	0
Contract assets, net of allowance for doubtful accounts	41,481	5,842	49,888
Accounts receivable, net of allowance for doubtful accounts	178,294	25,112	250,667
Insurance premium receivables (including amounts of the consolidated VIE of RMB1,792 and RMB927 as of December 31, 2022 and 2023, respectively)	927	131	1,792
Amounts due from related parties	¥ 383	$ 54	¥ 489
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Deferred costs	¥ 6,147	$ 866	¥ 0
Prepaid expense and other receivables	78,784	11,096	71,818
Total current assets	606,460	85,418	750,739
Non-current assets
Restricted cash (including amounts of the consolidated VIE of RMB nil and RMB 29,687 as of December 31, 2022 and 2023, respectively)	29,687	4,181	0
Contract assets, net of allowance for doubtful accounts	12,495	1,760	6,634
Property, plant and equipment, net	54,107	7,621	38,518
Intangible assets, net	50,743	7,147	53,498
Long-term investments	76,688	10,801	77,305
Operating lease right-of-use assets	115,946	16,331	162,180
Goodwill	461	65	461
Other assets	419	59	279
Total non-current assets	340,546	47,965	338,875
Total assets	947,006	133,383	1,089,614
Current liabilities
Short-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB150,000 and RMB30,000 as of December 31, 2022 and 2023, respectively)	30,000	4,225	150,000
Accounts payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB261,993 and RMB204,587 as of December 31, 2022 and 2023, respectively)	211,905	29,846	262,266
Insurance premium payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB27,567 and RMB37,514 as of December 31, 2022 and 2023, respectively)	37,514	5,284	27,567
Contract liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB702 and RMB945 as of December 31, 2022 and 2023, respectively)	2,728	384	4,034
Other payables and accrued expenses (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB195,136 and RMB171,706 as of December 31, 2022 and 2023, respectively)	34,850	4,909	58,251
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB39,674 and RMB50,624 as of December 31, 2022 and 2023, respectively)	56,207	7,917	43,938
Income taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB2,440 and RMB2,440 as of December 31, 2022 and 2023, respectively)	2,440	344	2,440
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB10,075 and RMB16,368 as of December 31, 2022 and 2023, respectively)	16,949	2,387	10,075
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB495 and RMB2,451 as of December 31, 2022 and 2023, respectively)	¥ 2,451	$ 345	¥ 495
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 395,044	$ 55,641	¥ 559,066
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB12,054 and RMB10,971 as of December 31, 2022 and 2023, respectively)	12,048	1,697	12,491
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB176,032 and RMB129,299 as of December 31, 2022 and 2023, respectively)	129,299	18,211	176,032
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB nil of December 31, 2022 and 2023, respectively)	200	28	0
Total non-current liabilities	141,547	19,936	188,523
Total liabilities	536,591	75,577	747,589
Commitments and contingencies
Shareholders' equity
Treasury stock (16,534,600 shares and 46,867,940 shares as of December 31, 2022 and 2023, respectively)	(28,580)	(4,025)	(15,306)
Additional paid-in capital	905,958	127,602	904,935
Accumulated other comprehensive loss	(14,060)	(1,980)	(17,695)
Accumulated deficit	(458,237)	(64,541)	(531,127)
Total shareholders' equity attributable to Huize Holding Limited shareholders	405,153	57,066	340,879
Non-controlling interests	5,262	740	1,146
Total shareholders' equity	410,415	57,806	342,025
Total liabilities and shareholders' equity	947,006	133,383	1,089,614
Common Class A [Member]
Shareholders' equity
Common shares	62	9	62
Common Class B [Member]
Shareholders' equity
Common shares	¥ 10	$ 1	¥ 10